Information on market risk and fair value of financial assets and liabilities (telecom activities) - Translation risk - Tabular disclosure (Details) - Translation risk [member] € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	€ 59,630
Net debt including derivatives	24,269
Net assets by currency	35,361
Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	49,817
Net debt including derivatives	23,451
Net assets by currency	€ 26,366
Increase in euro interest rates (as a percent)	10.00%
Assets excluding net debt, appreciation	€ (892)
Net debt by currency including derivatives, appreciation	(74)
Net assets by currency, appreciation	€ (818)
Decrease in euro interest rates (as a percent)	10.00%
Assets excluding net debt, depreciation	€ 1,090
Net debt by currency including derivatives, depreciation	(91)
Net assets by currency, depreciation	999
United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	58
Net debt including derivatives	(215)
Net assets by currency	274
United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	(478)
Net debt including derivatives	(564)
Net assets by currency	86
Poland, Zlotych
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	3,203
Net debt including derivatives	815
Net assets by currency	2,388
Egypt, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	1,059
Net debt including derivatives	155
Net assets by currency	904
Jordan, Dinars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	558
Net debt including derivatives	92
Net assets by currency	465
Morocco, Dirhams
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	963
Net debt including derivatives	401
Net assets by currency	562
Other Currency [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	4,451
Net debt including derivatives	135
Net assets by currency	€ 4,316